LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

January 4, 1999

Dear Shareholder:

We are pleased to report that the J.P. Morgan Institutional Disciplined Equity Fund performed well during the six months ended November 30, 1998, providing a return of 8.18%. This performance surpassed the 7.47% return of the S&P 500 Index over the same period, and was well ahead of the 0.30% return provided by fund competitors as measured by the Lipper Growth & Income Fund Average.

The fund's net asset value increased from $14.96 per share at May 31, 1998, to $16.13 at November 30, 1998, after making distributions of $0.05 from ordinary income. The fund's net assets stood at $458.4 million at the end of the year under review. The net assets of The Disciplined Equity Portfolio, in which the fund invests, totaled approximately $503.2 million at November 30, 1998.

The report that follows includes an interview with Timothy J. Devlin, a member of the portfolio management team for The Disciplined Equity Portfolio. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting year, and provide an outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     FUND FACTS AND HIGHLIGHTS. . . . . . .6

FUND PERFORMANCE . . . . . . . . .2     FINANCIAL STATEMENTS . . . . . . . . .8

PORTFOLIO MANAGER Q&A. . . . . . .3
--------------------------------------------------------------------------------


FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                             TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                        -------------------     ----------------------------
                                                        THREE        SIX        ONE         SINCE
AS OF NOVEMBER 30, 1998                                 MONTHS       MONTHS     YEAR        INCEPTION*
------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Disciplined Equity Fund        23.60%       8.18%      26.65%      27.96%
S&P 500 Index                                            22.03%       7.47%      23.66%      25.93%
Lipper Growth & Income Fund Average                      18.68%       0.30%      12.35%      17.40%

AS OF SEPTEMBER 30, 1998
------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Disciplined Equity Fund        -9.91%      -6.34%      10.33%      20.00%
S&P 500 Index                                            -9.95%      -6.97%       9.05%      18.69%
Lipper Growth & Income Fund Average                     -12.47%     -12.20%      -1.08%      11.12%



* THE FUND COMMENCED OPERATIONS ON JANUARY 3, 1997, AND HAS PROVIDED AN AVERAGE ANNUAL TOTAL RETURN OF 30.03% FROM THAT DATE THROUGH NOVEMBER 30, 1998. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM JANUARY 31, 1997, THE FIRST DATE WHEN DATA FOR THE FUND'S BENCHMARK AND ITS LIPPER CATEGORY WERE AVAILABLE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with TIMOTHY J. DEVLIN, a member of the portfolio management team for The Disciplined Equity Portfolio since its inception. Tim joined J.P. Morgan in 1996 after spending nine years at Mitchell Hutchins Asset Management Inc., where he managed quantitatively driven equity portfolios for institutional and retail investors. Tim was educated at Union College, where he received a BA in Economics. This interview was conducted on December 18, 1998, and reflects Tim's views on that date.


HOW DID THE U.S. EQUITY MARKET PERFORM DURING THE SIX MONTHS ENDED NOVEMBER 30, 1998?

TJD: The S&P 500 Index returned 7.47% for the six months, but that number belies the volatility the market experienced during the period. Through June, the U.S. stock market was performing well, buoyed by a solid U.S. economy and strong consumer spending. However, July and August saw a global economic and credit crisis that took the market down almost 20% from its highs.

Among the problems that rocked the world markets were Russia's default on its bonds, the bailout of high-profile hedge funds Long-Term Capital and D.E. Shaw, and continuing weakness in Asia, particularly Japan. The summer downturn led to a dramatic flight to quality in fixed income and equity markets. Risk was repriced in the markets, and investors avidly sought securities they considered "stable."

In early autumn, the Federal Reserve lowered interest rates in an attempt to settle world markets and address the financial shocks. With two additional Fed easings, as well as rate cuts around the world, U.S. stocks rallied back to new highs and interest rate spreads began to narrow.

HOW DID THE J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND PERFORM DURING THE PERIOD?

TJD: Quite well. The fund returned 8.18% for the six months ended November 30, 1998, outpacing the S&P 500 Index, which returned 7.47%. The fund significantly outperformed its peers, as measured by the Lipper Growth & Income Fund Average, which returned 0.30%.

Our objective is to add value through stock selection, and that is precisely what was behind the fund's superior performance. The volatility of the six-month period, and the resulting disparity of returns among U.S. stocks, provided ample opportunity to identify misvaluation within sectors.

While the flight to quality presented some unique challenges, recently the market has shown signs of broadening. The Fed's rate cuts have taken investors' attention off the global credit crisis. The largest stocks are still performing well, but more moderately valued companies are starting to participate in the gains. Our focus on risk management has helped our performance recently, but our attention to valuation should serve us well as the market broadens.

WHICH STOCKS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

TJD: I'll mention a couple of stocks that helped us outperform, but I will preface it by saying that with 300-plus stocks in the portfolio, it is never just a couple of stocks that drive performance. It is many small relative "positions" that in the aggregate add value and consistency. That said, an above-market weight in Philip Morris Companies, Inc. contributed to the fund's outperformance as did a below-market position in Hewlett Packard.

In recent years, Philip Morris Companies, Inc. has traded at a significant discount to the market due to the financial uncertainty surrounding ongoing tobacco litigation. On November 23, the company announced an agreement with the attorneys general of some 46 states to settle state Medicaid suits. The settlement was an important hurdle in resolving the litigation challenges of the tobacco industry that limited the company's ability to exercise financial flexibility. The company also announced its intention to resume share repurchases.

Hewlett Packard suffers from a high cost structure in addition to a relatively unattractive business focus - PCs and printers. With the trend toward low-cost PCs and the related shift of computing power to servers and networks, we find companies like IBM, Sun and Cisco currently more attractive than Hewlett Packard.

WHICH STOCKS HINDERED THE PORTFOLIO'S PERFORMANCE?

TJD: An above-market weight in Monsanto Co. and below-market weight in Wal Mart Stores, Inc. negatively impacted performance over the past six months.

When Monsanto Co. and American Home Products Corp. announced their intention to merge, we viewed the deal very positively. We believed the two companies' highly complementary strengths and product lines would enhance future earnings growth. In October, the deal fell apart, primarily due to the challenges inherent in the co-CEO arrangement, as well as the difficulties in meshing two organizations that have cultures as different as any companies in the industry. We remain conservative on the two stocks, though the failure of the merger clearly puts in focus the weaknesses of the companies.

Wal Mart Stores, Inc. continues to outpace its peers, rising 37.0% compared to 15.3% for the retail sector over the past six months. Wal Mart Stores, Inc. is one of the "Nifty Fifty" stocks that have fetched a premium as investors search for stability and liquidity.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

TJD: We have a balanced outlook for the months ahead. We think 1999 will see U.S. economic growth moderating. Manufacturing is starting to slow, and we believe corporate profit growth will slow as well. The market is vulnerable to future shocks such as further trouble in Russia and Asia or the possible removal of Clinton from office.

Despite these concerns, we believe the stock market is presently at robust levels. Inflation does not seem to be on the horizon, and interest rates remain low. The U.S. economy is still doing very well relative to the rest of the world. As always, we remain focused on the long term and we seek to capitalize on the misvaluation of U.S. stocks.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Disciplined Equity Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities. It is designed for investors who want the potential to outperform the S&P 500 Index without assuming a level of risk substantially greater than that of the Index.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
1/3/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/98
$458,398,760

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/98
$503,218,857

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/18/98

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's current annualized expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1998

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

CONSUMER GOODS & SERVICES                21.4%

TECHNOLOGY                               18.3%

FINANCE                                  15.6%

HEALTH CARE                              11.2%

INDUSTRIAL PRODUCTS & SERVICES           10.0%

UTILITIES                                 8.1%

ENERGY                                    6.6%

BASIC INDUSTRIES                          4.5%

TRANSPORTATION                            0.8%

SHORT-TERM AND OTHER INVESTMENTS          3.5%


LARGEST EQUITY HOLDINGS                 % OF TOTAL INVESTMENTS
--------------------------------------------------------------
INTEL CORP. (TECHNOLOGY)                                2.8%
INTERNATIONAL BUSINESS MACHINES CORP.                   2.5%
   (TECHNOLOGY)
BRISTOL-MYERS SQUIBB CO. (HEALTH CARE)                  2.3%
PHILIP MORRIS COMPANIES, INC.                           2.2%
   (CONSUMER GOODS & SERVICES)
MCI WORLDCOM, INC.                                      2.1%
   (TECHNOLOGY)
GENERAL ELECTRIC CO.                                    2.0%
   (INDUSTRIAL PRODUCTS & SERVICES)
MICROSOFT CORP.                                         2.0%
   (TECHNOLOGY)
CISCO SYSTEMS, INC. (TECHNOLOGY)                        1.9%
AMERICAN HOME PRODUCTS CORP.                            1.7%
   (PHARMACEUTICALS)
AT&T CORPORATION (TECHNOLOGY)                           1.7%


DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Disciplined Equity Portfolio
  ("Portfolio"), at value                          $458,053,737
Receivable for Shares of Beneficial Interest Sold       306,764
Receivable for Expense Reimbursements                   150,059
Deferred Organization Expenses                            6,538
Prepaid Expenses and Other Assets                         4,946
                                                   ------------
    Total Assets                                    458,522,044
                                                   ------------
LIABILITIES
Shareholder Servicing Fee Payable                        36,378
Payable for Shares of Beneficial Interest
  Redeemed                                               26,099
Administrative Services Fee Payable                      10,120
Administration Fee Payable                                  889
Accrued Trustees' Fees and Expenses                         796
Fund Services Fee Payable                                   406
Other Payables                                            1,413
Accrued Expenses                                         47,183
                                                   ------------
    Total Liabilities                                   123,284
                                                   ------------
NET ASSETS
Applicable to 28,424,870 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $458,398,760
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $16.13
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $381,106,507
Undistributed Net Investment Income                   1,809,095
Accumulated Net Realized Gain on Investment          19,256,260
Net Unrealized Appreciation of Investment            56,226,898
                                                   ------------
    Net Assets                                     $458,398,760
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $13,864)                                 $ 2,594,234
Allocated Interest Income                                         357,723
Allocated Portfolio Expenses                                     (815,184)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 2,136,773
FUND EXPENSES
Shareholder Servicing Fee                          $185,273
Administrative Services Fee                          52,435
Registration Fees                                    25,411
Transfer Agent Fees                                   8,791
Professional Fees                                     8,381
Printing Expenses                                     6,967
Fund Services Fee                                     4,894
Administration Fee                                    3,674
Trustees' Fees and Expenses                           3,044
Amortization of Organization Expenses                 1,005
Miscellaneous                                         6,422
                                                   --------
    Total Fund Expenses                             306,297
Less: Reimbursement of Expenses                    (287,226)
                                                   --------
NET FUND EXPENSES                                                  19,071
                                                              -----------
NET INVESTMENT INCOME                                           2,117,702
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     8,067,965
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          25,088,059
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $35,273,726
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      2,117,702    $    2,092,262
Net Realized Gain on Investment Allocated from
  Portfolio                                               8,067,965        12,849,938
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                    25,088,059        28,025,398
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         35,273,726        42,967,598
                                                   -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (1,087,420)       (1,505,905)
Net Realized Gain                                                --        (1,517,389)
                                                   -----------------   --------------
    Total Distributions to Shareholders                  (1,087,420)       (3,023,294)
                                                   -----------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        156,809,147       215,857,344
Reinvestment of Dividends and Distributions                 999,608         3,006,136
Cost of Shares of Beneficial Interest Redeemed          (29,787,505)      (12,342,763)
                                                   -----------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               128,021,250       206,520,717
                                                   -----------------   --------------
    Total Increase in Net Assets                        162,207,556       246,465,021
NET ASSETS
Beginning of Period                                     296,191,204        49,726,183
                                                   -----------------   --------------
End of Period (including undistributed net
  investment income of $1,809,095 and $778,813,
  respectively)                                    $    458,398,760    $  296,191,204
                                                   -----------------   --------------
                                                   -----------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                          FOR THE PERIOD
                                                      FOR THE SIX                         JANUARY 3, 1997
                                                     MONTHS ENDED      FOR THE FISCAL    (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998     YEAR ENDED     OPERATIONS) THROUGH
                                                      (UNAUDITED)       MAY 31, 1998       MAY 31, 1997
                                                   -----------------   --------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          14.96    $       11.47    $            10.00
                                                   -----------------   --------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.07             0.12                  0.04
Net Realized and Unrealized Gain on Investment                 1.15             3.62                  1.43
                                                   -----------------   --------------   -------------------
Total from Investment Operations                               1.22             3.74                  1.47
                                                   -----------------   --------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.05)           (0.12)                   --
Net Realized Gain                                                --            (0.13)                   --
                                                   -----------------   --------------   -------------------
Total Distributions to Shareholders                           (0.05)           (0.25)                   --
                                                   -----------------   --------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $          16.13    $       14.96    $            11.47
                                                   -----------------   --------------   -------------------
                                                   -----------------   --------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                   8.18%(a)         32.98%               14.70%(a)
Net Assets, End of Period (in thousands)           $        458,399    $     296,191    $           49,726
Ratios to Average Net Assets
  Net Expenses                                                 0.45%(b)          0.45%                0.45%(b)
  Net Investment Income                                        1.14%(b)          1.27%                1.58%(b)
  Expenses without Reimbursement                               0.61%(b)          0.72%                1.34%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Disciplined Equity Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on January 3, 1997.

The fund invests all of its investable assets in The Disciplined Equity Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (91% at November 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends and paid quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $10,340. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $3,674.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $52,435.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.45% of the average daily net assets of the fund. This reimbursement agreement can be changed or terminated at any time after February 28, 1999, at the option of J.P. Morgan. For the six months ended November 30, 1998, J.P. Morgan has agreed to reimburse the fund $287,226 for expenses that exceeded this limit.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended November 30, 1998, the fee for these services amounted to $185,273.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $4,894 for the six months ended November 30, 1998.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
Shares sold......................................         10,661,861       16,122,989
Reinvestment of dividends and distributions......             65,692          233,519
Shares redeemed..................................         (2,102,145)        (893,219)
                                                   -----------------   --------------
Net Increase.....................................          8,625,408       15,463,289
                                                   -----------------   --------------
                                                   -----------------   --------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of November 30, 1998.

J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                     VOTES FOR     VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  -------------   -------------   -----------
1. Frederick S. Addy.............................  2,592,561,591       8,840,251       --
  William G. Burns...............................  2,592,561,591       8,840,251       --
  Arthur C. Eschenlauer..........................  2,592,561,591       8,840,251       --
  Matthew Healey.................................  2,592,561,591       8,840,251       --
  Michael P. Mallardi............................  2,592,561,591       8,840,251       --
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......     13,013,354          10,056        60,498
  b. Relating to concentration of assets.........     12,952,835          67,685        63,388
  c. Relating to issuance of senior securities...     13,013,354          10,056        60,498
  d. Relating to borrowing.......................     12,548,679         479,105        56,124
  e. Relating to underwriting....................     12,544,332         479,078        60,498
  f. Relating to investment in real estate.......     12,541,101         482,308        60,499
  g. Relating to commodities.....................     13,004,061          19,348        60,499
  h. Relating to lending.........................     13,022,630          18,249        43,029
  i. Reclassification of other restrictions as
     nonfundamental..............................     12,528,363         486,332        69,213
3. Reclassification of investment objectives.....            N/A             N/A           N/A
4. Investment advisory agreement.................     13,069,782          21,092        62,181
5. Dollar-based voting rights....................  2,411,567,264       7,638,329   179,591,823
6. Independent accountants,
     PricewaterhouseCoopers LLP..................  2,402,592,025      19,567,729   179,242,087

The Disciplined Equity Portfolio
Semi-Annual Report November 30, 1998
(Unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional Disciplined Equity Fund
Semi-Annual Financial Statements)

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCK (96.6%)
BASIC INDUSTRIES (4.5%)
CHEMICALS (3.0%)
Crompton & Knowles Corp..........................         7,000   $     135,625
Cytec Industries, Inc.+..........................         2,600          58,662
Dow Chemical Co..................................        16,000       1,558,000
E.I. Du Pont de Nemours & Co.(s).................        77,100       4,529,625
Georgia Gulf Corp................................           100           1,875
Lyondell Chemical Co.............................        12,900         240,262
Monsanto Co......................................       147,900       6,701,719
Praxair, Inc.....................................        11,100         423,881
Rohm & Haas Co...................................        27,900         974,756
Solutia, Inc.....................................           100           2,237
Union Carbide Corp...............................         9,200         411,700
                                                                  -------------
                                                                     15,038,342
                                                                  -------------

FOREST PRODUCTS & PAPER (0.5%)
Boise Cascade Corp...............................         6,100         193,294
Bowater Inc......................................         5,200         205,400
Champion International Corp......................         3,100         128,844
Georgia-Pacific Group............................        11,200         635,600
Louisiana Pacific Corp...........................         9,300         158,100
Temple-Inland, Inc...............................         6,700         359,706
Union Camp Corp..................................        10,000         646,875
                                                                  -------------
                                                                      2,327,819
                                                                  -------------
METALS & MINING (1.0%)
Alcan Aluminum Ltd...............................        45,300       1,206,112
Allegheny Teledyne, Inc..........................        35,100         721,744
Aluminum Company of America (ALCOA)..............        17,900       1,326,837
Fort James Corp..................................        21,400         837,275
Freeport - McMoran Cooper & Gold, Inc., Class
  A..............................................         9,700         122,462
Freeport - McMoRan Copper & Gold, Inc., Class
  B..............................................         1,500          19,594
Reynolds Metals Co...............................         7,400         406,075
USEC, Inc........................................        13,000         176,312
                                                                  -------------
                                                                      4,816,411
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    22,182,572
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CONSUMER GOODS & SERVICES (21.3%)
APPARELS & TEXTILES (0.0%)
Reebok International Ltd. (ADR)+.................         6,900   $     109,969
                                                                  -------------

AUTOMOTIVE (1.1%)
Cooper Tire & Rubber Co..........................        12,600         246,487
Dana Corp........................................        31,800       1,240,200
Ford Motor Co....................................        23,500       1,298,375
General Motors Corp..............................         5,200         364,000
General Motors Corp., Class H....................         6,500         247,000
Goodyear Tire and Rubber Co......................        29,600       1,679,800
Lear Corp........................................        12,800         494,400
                                                                  -------------
                                                                      5,570,262
                                                                  -------------

BROADCASTING & PUBLISHING (2.3%)
Comcast Corp., Class A...........................        68,000       3,300,125
Gannett Co., Inc.................................        27,200       1,756,100
Knight - Ridder, Inc.............................        13,000         668,687
New York Times Company, Inc., Class A............        38,900       1,208,331
R.R. Donnelley & Sons Co.........................        29,100       1,234,931
Tele-Communications TCI Ventures Group...........        78,900       1,560,741
Times Mirror Co., Class A........................         1,600          93,800
Tribune Co.......................................        13,500         865,687
Washington Post Co., Class B.....................         1,800         957,937
                                                                  -------------
                                                                     11,646,339
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (2.0%)
Circus Circus Enterprises, Inc.+.................        10,200         117,937
Hasbro, Inc......................................        25,200         883,575
Hilton Hotels Corp...............................        29,400         639,450
International Game Technology....................        25,400         585,787
Mattel, Inc......................................        63,000       2,177,437
MGM Grand, Inc.+.................................         2,800          71,925
Mirage Resorts, Inc.+............................        42,800         636,650
Seagram Company Ltd..............................        80,700       2,769,019
Time Warner, Inc.................................        19,100       2,019,825
                                                                  -------------
                                                                      9,901,605
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (6.9%)
Anheuser Busch Companies, Inc....................        20,300       1,230,687
Bestfoods........................................         1,900         110,437
Campbell Soup Co.................................        35,100       2,005,087

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Coca-Cola Co.(s).................................        91,800   $   6,431,737
General Mills, Inc...............................        12,100         913,550
Hershey Foods Corp...............................        11,300         759,925
Kellogg Co.......................................        10,300         377,237
Nabisco Holdings Corp., Class A..................         3,500         139,562
PepsiCo, Inc.(s).................................       119,500       4,623,156
Philip Morris Companies, Inc.(s).................       200,000      11,187,500
Ralston-Ralston Purina Group.....................        29,000       1,009,562
Sara Lee Corp....................................        30,600       1,786,275
Unilever NV (ADR)(s).............................        52,000       4,020,250
                                                                  -------------
                                                                     34,594,965
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.4%)
Furniture Brands International, Inc..............         5,000         127,187
Leggett & Platt, Inc.............................        37,800         857,587
Whirlpool Corp...................................        14,600         817,600
                                                                  -------------
                                                                      1,802,374
                                                                  -------------

HOUSEHOLD PRODUCTS (1.5%)
Procter & Gamble Co.(s)..........................        85,700       7,509,462
                                                                  -------------
MISCELLANEOUS (0.4%)
Service Corp. International......................        53,200       1,988,350
                                                                  -------------
PERSONAL CARE (0.4%)
Gillette Co......................................        48,300       2,218,781
                                                                  -------------

RESTAURANTS & HOTELS (0.2%)
Extended Stay America, Inc.......................         3,800          38,000
McDonald's Corp..................................        11,500         805,719
                                                                  -------------
                                                                        843,719
                                                                  -------------

RETAIL (6.1%)
American Stores Co...............................        46,400       1,557,300
AutoZone, Inc....................................        27,500         828,437
Circuit City Stores, Inc.........................        14,800         535,575
CompUSA, Inc.....................................        13,400         198,487
Corporate Express, Inc...........................         8,700          50,569
Costco Companies, Inc............................        32,300       2,027,834
Dayton Hudson Corp...............................        72,500       3,262,500
Dillard's, Inc., Class A.........................        14,400         495,000
Federated Department Stores, Inc.+...............        30,300       1,263,131
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
Footstar, Inc.+..................................           100   $       2,437
Gap, Inc.........................................        17,300       1,272,631
General Nutrition Companies, Inc.................        10,600         188,481
Hannaford Brothers Co............................         6,300         294,525
Home Depot, Inc..................................        22,200       1,104,450
J.C. Penney Company, Inc.........................        27,600       1,518,000
Kmart Corp.......................................        73,900       1,126,975
Kroger Co........................................        17,700         939,206
Lowe's Companies, Inc............................        16,900         714,025
May Department Stores Co.........................        17,500       1,055,469
Nine West Group, Inc.+...........................         1,000          12,500
Safeway, Inc.....................................        30,100       1,589,656
Sears, Roebuck & Co..............................        57,300       2,718,169
TJX Companies, Inc...............................        46,500       1,191,562
Toys 'R' Us, Inc.+...............................        38,600         762,350
Wal-Mart Stores, Inc.(s).........................        79,300       5,972,281
                                                                  -------------
                                                                     30,681,550
                                                                  -------------

TEXTILES (0.0%)
Fruit of the Loom, Inc., Class A.................         9,200         135,700
Unifi, Inc.......................................         6,500         125,125
                                                                  -------------
                                                                        260,825
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                   107,128,201
                                                                  -------------

ENERGY (6.6%)
GAS EXPLORATION (0.1%)
Union Pacific Resources Group, Inc...............        38,200         427,362
                                                                  -------------

OIL-PRODUCTION (6.3%)
Amoco Corp.......................................        52,600       3,100,112
Atlantic Richfield Co............................        48,800       3,245,200
Chevron Corp.....................................        22,000       1,839,750
Exxon Corp.(s)...................................        62,600       4,698,912
Mobil Corp.......................................        76,900       6,627,819
Occidental Petroleum Corp........................        16,200         328,050
Phillips Petroleum Co............................        39,400       1,654,800
Royal Dutch Petroleum Co. (ADR)(s)...............       176,300       8,286,100
Texaco, Inc......................................         3,400         195,712
Tosco Corp.......................................        25,800         674,025

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
OIL-PRODUCTION (CONTINUED)
Unocal Corp......................................        28,000   $     948,500
Valero Energy Corp...............................         4,500          94,500
                                                                  -------------
                                                                     31,693,480
                                                                  -------------

OIL-SERVICES (0.2%)
Cooper Cameron Corp.+............................           500          12,187
Diamond Offshore Drilling, Inc...................        10,600         237,175
ENSCO International Inc..........................        21,600         206,550
Global Marine, Inc.+.............................        16,800         157,500
Input/Output, Inc.+..............................         1,000           8,187
R&B Falcon Corp..................................        25,100         230,606
Smith International, Inc.+.......................         4,500         108,562
                                                                  -------------
                                                                        960,767
                                                                  -------------
  TOTAL ENERGY...................................                    33,081,609
                                                                  -------------

FINANCE (15.6%)
BANKING (8.7%)
Associated Banc - Corp...........................         4,200         143,850
Astoria Financial Corp...........................         5,500         247,672
Bancwest Corp....................................           200           8,650
Bank One Corp....................................        77,900       3,997,244
BankAmerica Corp.(s).............................       124,002       8,083,380
BankBoston Corp..................................        12,100         503,662
Bankers Trust Corp...............................         6,600         574,200
Charter One Financial, Inc.......................         9,200         273,412
Chase Manhattan Corp.............................        27,200       1,725,500
Citigroup, Inc...................................       163,200       8,190,600
Colonial BancGroup, Inc..........................         3,600          44,550
Compass Bancshares, Inc..........................         4,700         175,662
Crestar Financial Corp...........................        21,400       1,420,425
Dime Bancorp, Inc................................        17,800         472,812
First American Corp..............................         3,500         151,594
First Union Corp.................................        68,700       4,173,525
Golden West Financial Corp.......................         4,000         378,750
GreenPoint Financial Corp........................         6,500         247,406
Hibernia Corp., Class A..........................        10,300         173,812
Huntington Bancshares, Inc.......................         6,400         189,800
KeyCorp..........................................        36,000       1,104,750
Marshall & Ilsley Corp...........................        12,800         653,200
MBNA Corp........................................        22,900         519,544
Mellon Bank Corp.................................        20,900       1,315,394
Mercantile Bancorporation, Inc...................        10,800         475,875
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Mercantile Bankshares Corp.......................         4,800   $     168,750
National Commerce Bancorporation.................         6,600         119,625
North Fork Bancorporation, Inc...................         9,900         208,519
Pacific Century Financial Corp...................         5,700         121,838
Peoples Heritage Financial Group, Inc............         5,900         121,503
Provident Financial Group, Inc...................         2,900         117,813
Republic New York Corp...........................         7,300         341,275
Southtrust Corp..................................        20,200         743,613
Sovereign Bancorp, Inc...........................        16,800         215,775
Summit Bancorp...................................           400          16,725
TCF Financial Corp...............................         6,000         145,125
Union Planters Corp..............................        13,400         638,175
Washington Federal, Inc..........................         1,700          43,456
Washington Mutual, Inc...........................        43,700       1,694,741
Wells Fargo & Co.(s).............................       112,900       4,064,400
Westamerica Bancorporation.......................         1,200          43,200
                                                                  -------------
                                                                     44,049,802
                                                                  -------------

FINANCIAL SERVICES (3.4%)
American Express Co..............................        32,600       3,262,038
Associates First Capital Corp., Class A..........        24,700       1,923,513
Bear Stearns Companies, Inc......................        11,000         462,000
Capital One Financial Corp.......................         3,500         385,000
CIT Group, Inc., Class A.........................         5,500         154,344
Equifax, Inc.....................................        37,000       1,535,500
Federal Home Loan Mortgage Corp..................        17,200       1,040,600
Federal National Mortgage Association............        46,500       3,382,875
Finova Group, Inc................................         3,800         200,688
Household International, Inc.....................        35,200       1,377,200
Lehman Brothers Holdings, Inc....................         8,100         404,494
Morgan Stanley, Dean Witter, Discover & Co.......        41,200       2,873,700
Ocwen Financial Corp.............................         2,300          29,900
Paine Webber Group Inc...........................         2,000          81,750
Waddell & Reed Financial, Inc., Class A..........         1,100          26,263
                                                                  -------------
                                                                     17,139,865
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INSURANCE (3.5%)
Allstate Corp....................................        91,200   $   3,716,400
Ambac Financial Group, Inc.......................         8,800         536,800
American International Group, Inc................        34,700       3,261,800
Aon Corp.........................................        16,400         945,050
Chubb Corp.......................................        14,200         994,888
Equitable Companies, Inc.........................         9,700         535,925
Financial Security Assurance Holdings Ltd........         3,100         170,113
Fremont General Corp.............................         3,600         181,350
Lincoln National Corp............................         3,400         284,538
Marsh & McLennan Companies, Inc..................        30,900       1,797,994
MBIA, Inc........................................        10,900         705,775
Mercury General Corp.............................         6,100         255,438
Ohio Casualty Corp...............................         1,300          52,813
PMI Group, Inc...................................         2,300         125,781
SAFECO Corp......................................        14,500         623,047
St. Paul Companies, Inc..........................        25,900         912,975
Torchmark Corp...................................        13,100         497,800
Transamerica Corp................................         6,500         690,625
Travelers Property Casualty Corp., Class A.......        12,500         430,469
UNUM Corp........................................        17,900         964,363
                                                                  -------------
                                                                     17,683,944
                                                                  -------------
  TOTAL FINANCE..................................                    78,873,611
                                                                  -------------
HEALTHCARE (11.3%)
BIOTECHNOLOGY (1.0%)
Amgen, Inc.......................................        21,300       1,601,494
Genzyme Corp.....................................        36,200       1,521,531
Genzyme Molecular Oncology.......................         3,911          13,566
Immunex Corp.....................................        19,000       1,749,781
                                                                  -------------
                                                                      4,886,372
                                                                  -------------
HEALTH SERVICES (1.2%)
Aetna, Inc.......................................        16,400       1,267,925
Columbia / HCA Healthcare Corp.(s)...............        74,300       1,829,638
HCR Manor Care, Inc..............................        12,700         403,225
Humana, Inc.+....................................        28,600         566,638
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Tenet Healthcare Corp............................        37,000   $   1,093,813
United Healthcare Corp...........................        22,600       1,019,825
                                                                  -------------
                                                                      6,181,064
                                                                  -------------

MEDICAL SUPPLIES (0.8%)
Bausch & Lomb, Inc...............................         7,500         416,250
Biogen, Inc......................................         3,100         235,406
Boston Scientific Corp...........................        23,300       1,153,350
Chiron Corp......................................        51,800       1,173,594
Medtronic, Inc...................................         4,700         318,131
Perkin-Elmer Corp................................         5,700         531,525
Stryker Corp.....................................         9,100         384,475
                                                                  -------------
                                                                      4,212,731
                                                                  -------------

PHARMACEUTICALS (8.3%)
Alza Corp.+......................................        97,500       5,094,375
American Home Products Corp......................       158,800       8,456,100
Bristol-Myers Squibb Co.(s)......................        92,900      11,386,056
Eli Lilly & Co...................................         2,000         179,375
Forest Laboratories, Inc.+.......................        57,100       2,662,288
Johnson & Johnson................................        12,900       1,048,125
MedImmune, Inc...................................        16,400       1,097,775
Merck & Co., Inc.................................        29,100       4,506,863
Pfizer, Inc......................................        22,300       2,489,238
Warner-Lambert Co................................        50,900       3,842,950
Watson Pharmaceuticals, Inc.+....................        14,500         781,188
                                                                  -------------
                                                                     41,544,333
                                                                  -------------
  TOTAL HEALTHCARE...............................                    56,824,500
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (10.1%)
AEROSPACE (0.2%)
Boeing Co........................................        22,100         897,813
                                                                  -------------

AUTOMOTIVE SUPPLIES (0.1%)
Genuine Parts Co.................................        21,500         708,156
                                                                  -------------

BUILDING MATERIALS (0.3%)
Owens Corning....................................        10,300         384,319
Sherwin-Williams Co..............................        34,500         978,938
                                                                  -------------
                                                                      1,363,257
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
CAPITAL GOODS (0.1%)
Eaton Corp.......................................         9,000   $     614,813
Foster Wheeler Corp..............................         2,100          35,963
                                                                  -------------
                                                                        650,776
                                                                  -------------

COMMERCIAL SERVICES (0.6%)
Cendant Corp.+...................................       155,000       2,945,000
                                                                  -------------

DIVERSIFIED MANUFACTURING (6.7%)
AlliedSignal, Inc................................       100,700       4,430,800
Coltec Industries, Inc.+.........................         8,000         154,500
Cooper Industries, Inc...........................        14,700         722,138
Deere & Co.......................................        30,200       1,055,113
Eastman Kodak Co.................................        42,400       3,076,650
General Electric Co.(s)..........................       113,500      10,271,750
Harris Corp......................................        14,600         553,888
Illinois Tool Works, Inc.........................         7,100         451,294
ITT Industries, Inc..............................        20,300         730,800
Johnson Controls, Inc............................        14,800         856,550
Minnesota Mining & Manufacturing Co..............         1,500         120,469
Parker - Hannifin Corp...........................        13,400         465,650
Raytheon Co., Class A............................        39,500       2,160,156
Tenneco, Inc.....................................        29,700       1,058,063
Tyco International Ltd...........................       108,600       7,147,238
Xerox Corp.......................................         4,700         505,250
                                                                  -------------
                                                                     33,760,309
                                                                  -------------

ELECTRICAL EQUIPMENT (0.4%)
Caterpillar, Inc.................................        17,600         870,100
Emerson Electric Co..............................        10,300         669,500
National Service Industries, Inc.................         4,600         177,675
W.W. Grainger, Inc...............................        12,000         507,000
                                                                  -------------
                                                                      2,224,275
                                                                  -------------

MACHINERY (0.0%)
Ingersoll-Rand Co................................         1,500          70,219
                                                                  -------------
PACKAGING & CONTAINERS (0.6%)
Kimberly-Clark Corp..............................        47,900       2,520,738
Smurfit-Stone Container Corp.....................        42,700         604,472
                                                                  -------------
                                                                      3,125,210
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

POLLUTION CONTROL (1.1%)
Browning-Ferris Industries, Inc..................        31,700   $     935,150
Waste Management, Inc............................       104,800       4,493,300
                                                                  -------------
                                                                      5,428,450
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    51,173,465
                                                                  -------------

TECHNOLOGY (18.3%)
COMPUTER PERIPHERALS (0.6%)
EMC Corp.(s).....................................        40,800       2,958,000
                                                                  -------------

COMPUTER SOFTWARE (3.2%)
Autodesk, Inc....................................         2,600          94,738
BMC Software, Inc................................         1,100          56,134
Computer Associates International, Inc...........        40,400       1,787,700
Electronic Arts, Inc.+...........................         3,500         147,547
Microsoft Corp.(s)...............................        83,800      10,226,219
Network Associates, Inc..........................         9,300         473,428
Oracle Corp.+....................................        75,400       2,584,806
Parametric Technology Co.+.......................        22,200         378,094
PeopleSoft, Inc..................................        16,500         339,797
Symantec Corp....................................         3,200          63,900
                                                                  -------------
                                                                     16,152,363
                                                                  -------------

COMPUTER SYSTEMS (4.0%)
3Com Corp.+......................................        28,800       1,115,100
Compaq Computer Corp.............................       112,500       3,656,250
International Business Machines Corp.(s).........        74,900      12,358,500
Seagate Technology, Inc..........................        16,200         477,900
Sun Microsystems, Inc.+..........................        31,100       2,301,400
                                                                  -------------
                                                                     19,909,150
                                                                  -------------

ELECTRONICS (2.1%)
Cisco Systems, Inc.+.............................       127,900       9,644,459
Rockwell International Corp......................        23,900       1,169,606
Sensormatic Electronics Corp.+...................         1,800          14,625
                                                                  -------------
                                                                     10,828,690
                                                                  -------------

INFORMATION PROCESSING (0.2%)
First Data Corp..................................        31,600         843,325
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SEMICONDUCTORS (4.0%)
Applied Materials, Inc.+.........................        10,000   $     387,813
Intel Corp.(s)...................................       131,500      14,148,578
Motorola, Inc....................................        42,800       2,653,600
Texas Instruments, Inc.(s).......................        32,000       2,444,000
Xilinx, Inc.+....................................         5,800         294,531
                                                                  -------------
                                                                     19,928,522
                                                                  -------------

TELECOMMUNICATION SERVICES (2.1%)
MCI WorldCom, Inc.+..............................       177,400      10,461,056
                                                                  -------------

TELECOMMUNICATIONS (0.2%)
AirTouch Communications, Inc.....................        14,800         846,375
                                                                  -------------

TELECOMMUNICATIONS-EQUIPMENT (1.9%)
Lucent Technologies, Inc.........................        85,200       7,332,525
Northern Telecom Ltd.(i).........................        49,100       2,292,356
                                                                  -------------
                                                                      9,624,881
                                                                  -------------
  TOTAL TECHNOLOGY...............................                    91,552,362
                                                                  -------------

TRANSPORTATION (0.8%)
AIRLINES (0.0%)
AMR Corp.+.......................................         3,300         217,594
                                                                  -------------
RAILROADS (0.6%)
Burlington Northern Railroad Co..................        18,900         642,600
CSX Corp.........................................        17,300         721,194
Norfolk Southern Corp............................        26,600         807,975
Union Pacific Corp...............................        20,100         977,363
Wisconsin Central Transportation Corp.+..........         1,800          32,569
                                                                  -------------
                                                                      3,181,701
                                                                  -------------
TRUCK & FREIGHT CARRIERS (0.2%)
CNF Transportation, Inc..........................         6,600         235,538
Consolidated Freightways Corp.+..................           100           1,256
FDX Corp.........................................        11,600         752,550
Ryder System, Inc................................         5,600         159,950
                                                                  -------------
                                                                      1,149,294
                                                                  -------------
  TOTAL TRANSPORTATION...........................                     4,548,589
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

UTILITIES (8.1%)
ELECTRIC (2.2%)
Allegheny Energy, Inc............................        12,700   $     428,625
Ameren Corp......................................        14,000         576,625
Baltimore Gas & Electric Co......................        15,000         460,313
Central & South West Corp........................        57,900       1,592,250
Cinergy Corp.....................................        16,200         559,913
CMS Energy Corp..................................        11,000         536,250
Edison International.............................        37,600       1,034,000
Entergy Corp.....................................        25,500         747,469
GPU, Inc.........................................        12,300         538,894
Illinova Corp....................................         7,600         205,675
New England Electric System......................         6,500         271,375
Niagara Mohawk Power Corp.+......................         1,900          29,213
Northeast Utilities..............................        13,700         215,775
Northern States Power Co.........................        15,500         421,406
PG&E Corp........................................        10,400         321,750
Pinnacle West Capital Corp.......................         8,700         396,394
PP&L Resources, Inc..............................        17,200         469,775
Teco Energy, Inc.................................        13,700         368,188
Texas Utilities Co...............................        29,300       1,305,681
Western Resources, Inc.(s).......................         6,800         237,575
Wisconsin Energy Corp............................        11,900         368,156
                                                                  -------------
                                                                     11,085,302
                                                                  -------------

GAS-PIPELINES (0.5%)
Columbia Energy Group............................         8,600         488,050
Enron Corp.......................................        34,500       1,813,406
K N Energy, Inc..................................         4,400         192,500
                                                                  -------------
                                                                      2,493,956
                                                                  -------------

NATURAL GAS (0.2%)
Consolidated Natural Gas Company.................         9,900         537,694
El Paso Energy Corp..............................        12,400         423,150
                                                                  -------------
                                                                        960,844
                                                                  -------------

TELEPHONE (5.2%)
Ameritech Corp...................................        55,900       3,025,588
AT & T Corp......................................       134,600       8,387,263
Bell Atlantic Corp...............................        79,400       4,416,625
Cincinnati Bell, Inc.............................        11,500         362,250
Frontier Corp....................................        24,000         723,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (CONTINUED)
GTE Corp.........................................       125,900   $   7,805,800
SBC Communications, Inc..........................        30,000       1,438,125
                                                                  -------------
                                                                     26,158,651
                                                                  -------------
  TOTAL UTILITIES................................                    40,698,753
                                                                  -------------
  TOTAL COMMON STOCK (COST $423,174,066).........                   486,063,662
                                                                  -------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
FIXED INCOME SECURITIES (0.2%)
U.S. TREASURY OBLIGATIONS (0.2%)
U.S. TREASURY NOTES (0.2%)
United States Treasury Notes, 6.00% due
  06/30/99(s)
  (cost $1,132,798)..............................  $  1,125,000       1,133,629
                                                                  -------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (3.4%)
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement, dated 11/30/98
  due 12/01/98, 4.00%, proceeds $17,059,895
  (collateralized by U.S. Treasury Note, 8.125%,
  due 8/15/21, valued at $17,400,136)
  (cost $17,058,000).............................  $ 17,058,000   $  17,058,000
                                                                  -------------
TOTAL INVESTMENTS (COST $441,364,864) (100.2%).................
                                                                    504,255,291
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)..................
                                                                     (1,036,434)
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 503,218,857
                                                                  -------------
                                                                  -------------

------------------------------
Note: The cost of investments for federal income tax purposes at November 30, 1998 was $441,899,613; the aggregate gross unrealized appreciation and depreciation was $74,368,047 and $12,012,369 respectively, resulting in net unrealized appreciation of $62,355,678.

+ - Non - income producing security.

(i) - Foreign security.

(ADR) - American Depositary Receipt.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with brokers as initial margin for futures contracts. Total market value of securities segregated is $20,613,398.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $441,364,864 )          $504,255,291
Cash                                                          2
Receivable for Investments Sold                       1,670,223
Dividends Receivable                                    703,328
Interest Receivable                                      30,142
Deferred Organization Expenses                            5,227
Prepaid Expenses and Other Assets                         4,911
                                                   ------------
    Total Assets                                    506,669,124
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     2,791,710
Variation Margin Payable                                459,650
Advisory Fee Payable                                    139,517
Custody Fee Payable                                      35,069
Administrative Services Fee Payable                      11,089
Administration Fee Payable                                  718
Fund Services Fee Payable                                   444
Accrued Trustees' Fees and Expenses                         866
Accrued Expenses                                         11,204
                                                   ------------
    Total Liabilities                                 3,450,267
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $503,218,857
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $15,166 )                                                   $ 2,819,683
Interest Income                                                      388,497
                                                                 -----------
    Investment Income                                              3,208,180
EXPENSES
Advisory Fee                                       $   703,700
Custodian Fees and Expenses                             83,357
Administrative Services Fee                             56,899
Professional Fees and Expenses                          22,549
Fund Services Fee                                        5,301
Printing Expenses                                        4,631
Administration Fee                                       3,500
Trustees' Fees and Expenses                              3,137
Amortization of Organization Expense                       993
Insurance Expense                                          570
                                                   -----------
    Total Expenses                                                   884,637
                                                                 -----------
NET INVESTMENT INCOME                                              2,323,543
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  Investment Transactions                            8,127,946
  Futures Contracts                                 (1,434,722)
                                                   -----------
    Net Realized Gain                                              6,693,224
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS
  Investments                                       27,764,059
  Futures Contracts                                  1,433,834
                                                   -----------
    Net Change in Unrealized Appreciation                         29,197,893
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $38,214,660
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      2,323,543    $    2,279,909
Net Realized Gain on Investments and Futures
  Contracts                                               6,693,224        14,779,999
Net Change in Unrealized Appreciation of
  Investments and Futures Contracts                      29,197,893        29,521,206
                                                   -----------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                         38,214,660        46,581,114
                                                   -----------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           185,874,466       235,373,755
Withdrawals                                             (35,006,206)      (44,366,828)
                                                   -----------------   --------------
    Net Increase from Investors' Transactions           150,868,260       191,006,927
                                                   -----------------   --------------
    Total Increase in Net Assets                        189,082,920       237,588,041
NET ASSETS
Beginning of Period                                     314,135,937        76,547,896
                                                   -----------------   --------------
End of Period                                      $    503,218,857    $  314,135,937
                                                   -----------------   --------------
                                                   -----------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                          FOR THE PERIOD
                                                      FOR THE SIX                        DECEMBER 30, 1996
                                                     MONTHS ENDED      FOR THE FISCAL    (COMMENCEMENT OF
                                                   NOVEMBER 30, 1998     YEAR ENDED     OPERATIONS) THROUGH
                                                      (UNAUDITED)       MAY 31, 1998       MAY 31, 1997
                                                   -----------------   --------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                 0.44%(a)          0.45%                0.45%(a)
  Net Investment Income                                        1.16%(a)          1.27%                1.54%(a)
  Expenses without Reimbursement                               0.44%(a)          0.51%                0.78%(a)
Portfolio Turnover                                            28.10%(b)         60.59%               20.47%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on December 30, 1996. The portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio incurred organization expenses in the amount of $9,049. Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P.Morgan & Co. Incorporated ("J.P.Morgan"), has agreed to pay the organization expenses of the portfolio. The portfolio has agreed

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. At November 30, 1998, the portfolio had open futures contracts as follows:

      SUMMARY OF OPEN CONTRACTS AT NOVEMBER 30, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
S & P 500, expiring December 1998................             58    $   1,520,252    $    15,335,998
                                                   --------------   --------------   ----------------
Totals...........................................             58    $   1,520,252    $    15,335,998
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.35% of the portfolio's

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P.Morgan, and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $703,700.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $3,500.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of the their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $56,899.

      In addition, J.P.Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.45% of the average daily net assets of the portfolio through February 28, 1999. This arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended November 30, 1998, J.P. Morgan did not have to reimburse for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $5,301 for the six months ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
                                                   $250,918,025   $108,389,199

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in the report.

J.P. MORGAN INSTITUTIONAL FUNDS

          PRIME MONEY MARKET FUND

          TREASURY MONEY MARKET FUND

          FEDERAL MONEY MARKET FUND

          TAX EXEMPT MONEY MARKET FUND

          SHORT TERM BOND FUND

          BOND FUND

          GLOBAL STRATEGIC INCOME FUND

          TAX EXEMPT BOND FUND

          NEW YORK TAX EXEMPT BOND FUND

          CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

          DIVERSIFIED FUND

          DISCIPLINED EQUITY FUND

          U.S. EQUITY FUND

          U.S. SMALL COMPANY FUND

          TAX AWARE DISCIPLINED EQUITY FUND:

             INSTITUTIONAL SHARES

          INTERNATIONAL EQUITY FUND

          EUROPEAN EQUITY FUND

          INTERNATIONAL OPPORTUNITIES FUND

          EMERGING MARKETS EQUITY FUND

          SMARTINDEX FUND


FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.


J.P. MORGAN
INSTITUTIONAL DISCIPLINED EQUITY FUND


SEMI - ANNUAL REPORT
NOVEMBER 30, 1998

IDEFR-9811